EQUITY - THE MOVEMENT OF THE RSUS (Details)	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
2017 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	861,863
2018 plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	1,060,220
Time Restricted Stock Units [Member] | 2016 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited		39,287
Vested	(1,109,338)
Number of units outstanding	0	1,109,338	1,148,625
Time Restricted Stock Units [Member] | 2016 plan [member] | ARGENTINA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited		14,592
Vested	(31,115)
Number of units outstanding	0	31,115	16,523
Time Restricted Stock Units [Member] | 2016 plan [member] | BRAZIL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited		23,348
Vested	(177,701)
Number of units outstanding	0	177,701	201,049
Time Restricted Stock Units [Member] | 2016 plan [member] | CHILE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited		3,392
Vested	(58,133)
Number of units outstanding	0	58,133	61,525
Time Restricted Stock Units [Member] | 2016 plan [member] | COLOMBIA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited		0
Vested	(10,940)
Number of units outstanding	0	10,940	10,940
Time Restricted Stock Units [Member] | 2016 plan [member] | SPAIN [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited		54,063
Vested	(155,553)
Number of units outstanding	0	155,553	101,490
Time Restricted Stock Units [Member] | 2016 plan [member] | GUATEMALA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited		0
Vested	(798)
Number of units outstanding	0	798	798
Time Restricted Stock Units [Member] | 2016 plan [member] | MEXICO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited		70,732
Vested	(36,763)
Number of units outstanding	0	36,763	107,495
Time Restricted Stock Units [Member] | 2016 plan [member] | PERU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited		3,392
Vested	(8,678)
Number of units outstanding	0	8,678	5,286
Time Restricted Stock Units [Member] | 2016 plan [member] | UNITED STATES [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited		13,862
Vested	(629,657)
Number of units outstanding	0	629,657	643,519
Time Restricted Stock Units [Member] | 2017 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer	0
Forfeited	137,136	46,170
Vested	(235,067)
Number of units outstanding	443,490	815,693	861,863
Time Restricted Stock Units [Member] | 2017 plan [member] | BRAZIL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer	0
Forfeited	0	46,170
Vested	0
Number of units outstanding	71,497	71,497	117,667
Time Restricted Stock Units [Member] | 2017 plan [member] | CHILE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer	0
Forfeited	0	0
Vested	0
Number of units outstanding	66,028	66,028	66,028
Time Restricted Stock Units [Member] | 2017 plan [member] | SPAIN [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer	43,915
Forfeited	41,418	0
Vested	0
Number of units outstanding	71,895	69,398	69,398
Time Restricted Stock Units [Member] | 2017 plan [member] | UNITED STATES [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer	(43,915)
Forfeited	95,718	0
Vested	(235,067)
Number of units outstanding	234,070	608,770	608,770
Time Restricted Stock Units [Member] | 2018 plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer	0
Forfeited	312,641	5,000
Vested	(100,364)
Granted		1,065,220
Number of units outstanding	647,215	1,060,220	0
Time Restricted Stock Units [Member] | 2018 plan [Member] | ARGENTINA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer	0
Forfeited	0	0
Vested	0
Granted		27,244
Number of units outstanding	27,244	27,244	0
Time Restricted Stock Units [Member] | 2018 plan [Member] | BRAZIL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer	(3,680)
Forfeited	58,962	5,000
Vested	0
Granted		287,743
Number of units outstanding	220,101	282,743	0
Time Restricted Stock Units [Member] | 2018 plan [Member] | CHILE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer	0
Forfeited	4,195	0
Vested	0
Granted		70,009
Number of units outstanding	65,814	70,009	0
Time Restricted Stock Units [Member] | 2018 plan [Member] | COLOMBIA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer	0
Forfeited	0	0
Vested	0
Granted		21,049
Number of units outstanding	21,049	21,049	0
Time Restricted Stock Units [Member] | 2018 plan [Member] | SPAIN [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer	68,591
Forfeited	48,864	0
Vested	0
Granted		105,168
Number of units outstanding	124,895	105,168	0
Time Restricted Stock Units [Member] | 2018 plan [Member] | MEXICO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer	0
Forfeited	5,025	0
Vested	0
Granted		60,736
Number of units outstanding	55,711	60,736	0
Time Restricted Stock Units [Member] | 2018 plan [Member] | PERU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer	0
Forfeited	0	0
Vested	0
Granted		20,306
Number of units outstanding	20,306	20,306	0
Time Restricted Stock Units [Member] | 2018 plan [Member] | UNITED STATES [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer	(64,911)
Forfeited	195,595	0
Vested	(100,364)
Granted		472,965
Number of units outstanding	112,095	472,965	0
Time Restricted Stock Units [Member] | 2019 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited	571,035
Additional grant	633,212
Granted	2,560,666
Number of units outstanding	2,622,843
Time Restricted Stock Units [Member] | 2019 Plan [Member] | ARGENTINA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited	0
Additional grant	0
Granted	108,352
Number of units outstanding	108,352
Time Restricted Stock Units [Member] | 2019 Plan [Member] | BRAZIL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited	174,050
Additional grant	400,000
Granted	889,108
Number of units outstanding	1,115,058
Time Restricted Stock Units [Member] | 2019 Plan [Member] | CHILE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited	9,825
Additional grant	0
Granted	147,021
Number of units outstanding	137,196
Time Restricted Stock Units [Member] | 2019 Plan [Member] | COLOMBIA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited	0
Additional grant	0
Granted	53,972
Number of units outstanding	53,972
Time Restricted Stock Units [Member] | 2019 Plan [Member] | SPAIN [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited	112,838
Additional grant	133,212
Granted	478,473
Number of units outstanding	498,847
Time Restricted Stock Units [Member] | 2019 Plan [Member] | GUATEMALA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited	0
Additional grant	100,000
Granted	0
Number of units outstanding	100,000
Time Restricted Stock Units [Member] | 2019 Plan [Member] | MEXICO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited	5,471
Additional grant	0
Granted	219,963
Number of units outstanding	214,492
Time Restricted Stock Units [Member] | 2019 Plan [Member] | PERU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited	0
Additional grant	0
Granted	61,175
Number of units outstanding	61,175
Time Restricted Stock Units [Member] | 2019 Plan [Member] | UNITED STATES [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited	268,851
Additional grant	0
Granted	602,602
Number of units outstanding	333,751
Time Restricted Stock Units [Member] | 2019 Plan Board and Extraordinary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	813,842
Number of units outstanding	813,842
Time Restricted Stock Units [Member] | 2019 Plan Board and Extraordinary [Member] | UNITED STATES [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	813,842
Number of units outstanding	813,842
Time Restricted Stock Units [Member] | 2019 Plan 5 Years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	238,663
Number of units outstanding	238,663
Time Restricted Stock Units [Member] | 2019 Plan 5 Years | UNITED STATES [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	238,663
Number of units outstanding	238,663